Segmented Information	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Segmented Information

17.	SEGMENTED INFORMATION
(a) Segment revenues and results
The Company manages its reportable operating segments by operating mines and significant development projects. The
Company operates in two principal geographical areas - Canada, and Mexico. The Young-Davidson and Island Gold mines operate in Canada, and the Mulatos mine operate in Sonora, Mexico. The results from operations for these reportable operating segments are summarized in the following tables:

Year Ended December 31, 2022
	Young-Davidson	Mulatos[1]	Island Gold	Corporate /other[2]	Total
Operating revenues	$347.8	$238.1	$235.3	—	$821.2
Cost of sales
Mining and processing	163.4	150.4	80.6	—	394.4
Inventory net realizable value adjustment	—	33.9	—	—	33.9
Royalties	5.3	1.2	2.6	—	9.1
Amortization	81.8	52.5	37.2	—	171.5
	250.5	238.0	120.4	—	608.9
Expenses
Exploration	4.3	7.5	4.7	1.9	18.4
Corporate and administrative	—	—	—	25.9	25.9
Share-based compensation	—	—	—	18.3	18.3
Impairment charge				38.2	38.2
Earnings (loss) from operations	$93.0	($7.4)	$110.2	($84.3)	$111.5
Finance expense					(5.7)
Foreign exchange gain					1.7
Other loss					(5.1)
Earnings before income taxes					$102.4

Year Ended December 31, 2021
	Young-Davidson	Mulatos[1]	Island Gold	Corporate/other[2]	Total
Operating revenues	$350.5	$221.1	$252.0	—	$823.6
Cost of sales
Mining and processing	159.7	123.1	68.7	—	351.5
Royalties	5.3	1.1	5.3	—	11.7
Amortization	79.4	53.2	38.3	—	170.9
	244.4	177.4	112.3	—	534.1
Expenses
Exploration	0.7	7.3	4.7	2.0	14.7
Corporate and administrative	—	—	—	24.5	24.5
Share-based compensation	—	—	—	11.1	11.1
Impairment charge				224.3	224.3
Earnings (loss) from operations	$105.4	$36.4	$135.0	($261.9)	$14.9
Finance expense					(4.5)
Foreign exchange loss					(0.9)
Other loss					(7.2)
Earnings before income taxes					$2.3
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation and discontinued operations.
(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Young-Davidson	$1,644.9	$1,684.5	$353.2	$319.3
Island Gold	1,222.5	1,114.4	415.5	350.5
Mulatos [1]	606.0	539.2	143.1	155.0
Corporate/other [2]	200.8	283.4	41.3	61.1
Total assets and liabilities	$3,674.2	$3,621.5	$953.1	$885.9
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects, mines in reclamation and discontinued operations.